BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Feb. 28, 2021
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]

Rand/USD

 Period end rate: R15.0958 (August 31, 2020 R 16.8916)

 6-month period average rate: R15.5977 (February 29, 2020 R14.7357)

CAD/USD

 Period end rate: C$1.2685 (August 31, 2020 C$1.3042)

 6-month period average rate: C$1.2962 (February 29, 2020 C$1.3200)